Note 13 - Retirement and Pension Plans (Details) - Change in Benefit Obligation and Plan Assets In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year	$ 37,438	¥ 3,855,332	¥ 3,196,857
Service cost	5,269	542,584	479,158	467,583
Interest cost	441	45,418	46,975	48,335
Actuarial loss	166	17,098	209,406
Benefit paid	(329)	(33,834)	(77,064)
Benefit obligation at end of year	42,985	4,426,598	3,855,332	3,196,857
Fair value of plan assets at beginning of year	19,544	2,012,611	1,655,373
Actual return on plan assets	1,254	129,176	146,394
Employer contribution	2,880	296,631	257,288
Benefits paid	(135)	(13,919)	(46,444)
Fair value of plan assets at end of year	23,543	2,424,499	2,012,611	1,655,373
Funded status at end of year	$ (19,442)	¥ (2,002,099)	¥ (1,842,721)